Debt and Notes Payable - Summary of Debt and Notes Payable (Details) (Parenthetical) - USD ($)			1 Months Ended						9 Months Ended		12 Months Ended
	May 04, 2017	May 04, 2017	May 31, 2019	Jan. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Mar. 31, 2017	Feb. 28, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Aug. 30, 2019	Oct. 02, 2018	Feb. 22, 2018
Debt Instrument [Line Items]
Debt instruments bears interest rate											8.00%
Convertible secured debentures principal balance															$ 200,000
Long term debt									$ 6,682,365		$ 6,740,101	$ 5,741,911
Additional paid in capital warrant issued												1,837,397
Debt discount amortized value									26,087	$ 893,873	1,195,918	788,187
Warrant purchase shares														201,974
Proceeds from long term debt					$ 100,000				$ 386,051		$ 100,000	$ 6,578,090
Daily Payment [Member]
Debt Instrument [Line Items]
Debt periodic payment						$ 1,200
220 days [Member]
Debt Instrument [Line Items]
Debt periodic payment					$ 585
Lender [Member]
Debt Instrument [Line Items]
Proceeds from long term debt			$ 99,480	$ 194,800			$ 150,000	$ 330,000
Lender [Member] | 210 days [Member]
Debt Instrument [Line Items]
Debt periodic payment								$ 1,965
Lender [Member] | 220 days [Member]
Debt Instrument [Line Items]
Debt periodic payment			$ 585	$ 585
Secured Debentures [Member]
Debt Instrument [Line Items]
Debt instruments bears interest rate											8.00%
Note payable maturity date									Mar. 31, 2020		Mar. 31, 2020
Debt instrument principal amount									$ 3,000,000		$ 3,000,000
Two Notes [Member]
Debt Instrument [Line Items]
Note payable									33,730		144,004
Promissory Note Payable [Member]
Debt Instrument [Line Items]
Debt instruments bears interest rate													12.00%
Promissory Note Payable [Member] | Monthly Payments [Member]
Debt Instrument [Line Items]
Note payable													$ 100,000
Florida Mezzanine [Member]
Debt Instrument [Line Items]
Payment for exchange									$ 5,000,000		$ 5,000,000
Agreement description									The Company from all claims and outstanding obligations pursuant to that certain Assumption Agreement dated September 30, 2014, as amended October 15, 2014 and October 22, 2016, and that certain Agreement dated May 23, 2016, as amended January 30, 2017, in exchange for payment of $5,000,000.		The Company from all claims and outstanding obligations pursuant to that certain Assumption Agreement dated September 30, 2014, as amended October 15, 2014 and October 22, 2016, and that certain Agreement dated May 23, 2016, as amended January 30, 2017, in exchange for payment of $5,000,000.
Long term debt											$ 206,746
Additional paid in capital warrant issued									$ 1,700,000		1,700,000
Debt origination costs									300,000		300,000
Debt discount amortized value									2,000,000		2,000,000
Note payable											5,000,000
Proceeds from long term debt											500,000
Florida Mezzanine [Member] | Loan [Member]
Debt Instrument [Line Items]
Long term debt									$ 6,000,000		6,000,000
Paragon Bank [Member] | One Term Loan [Member]
Debt Instrument [Line Items]
Debt instruments bears interest rate									6.50%
Note payable maturity date									Aug. 10, 2021
Paragon Bank [Member] | Loan [Member]
Debt Instrument [Line Items]
Note payable maturity date										Jun. 28, 2019
Note payable									$ 75,000		75,000
Number of restricted stock shares issued										800		800
BGR franchisees [Member]
Debt Instrument [Line Items]
Proceeds from sale of property											9,600
BGR franchisees [Member]
Debt Instrument [Line Items]
Proceeds from sale of property											$ 187,000
BGR franchisees [Member]
Debt Instrument [Line Items]
Debt instruments bears interest rate									4.00%		4.00%
Two Merchant Capital [Member]
Debt Instrument [Line Items]
Note payable									$ 46,000
Warrants [Member]
Debt Instrument [Line Items]
Warrant exercise price per share									$ 2.25		$ 2.25
Additional paid in capital warrant issued											$ 1,500,000
Warrant purchase shares									1,200,000		1,200,000
Accrued default interest									$ 1,500,000		$ 1,500,000
Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt instruments bears interest rate	8.00%	8.00%
Convertible secured debentures principal balance	$ 6,000,000	$ 6,000,000
Number of warrant to purchase shares of common stock	1,200,000	1,200,000
Securities Purchase Agreement [Member] | Warrants [Member]
Debt Instrument [Line Items]
Reverse stock split	one-for-ten reverse stock split
Note payable maturity date	Dec. 31, 2018
Sale of assets trigger percentage	33.00%
Securities Purchase Agreement [Member] | Warrants One [Member]
Debt Instrument [Line Items]
Number of warrant to purchase shares of common stock	800,000	800,000
Aggregate purchase price	$ 6,500,000	$ 6,500,000
Warrant exercise price per share	$ 3.50	$ 3.50
Beneficial ownership limit, percentage		4.99%
Securities Purchase Agreement [Member] | Warrants Two [Member]
Debt Instrument [Line Items]
Number of warrant to purchase shares of common stock	400,000	400,000
Beneficial ownership limit, percentage	19.99%
Financing Agreements [Member]
Debt Instrument [Line Items]
Total outstanding advances									$ 106,671		$ 124,205